SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Class of Warrant or Right [Line Items]
Underlying number of shares beginning	444,454	523,300	523,300
Average exercise price beginning	$ 20.56	$ 19.50	$ 19.50
Weighted average life ending	1 year 3 months 3 days	1 year 7 months 24 days	2 years 3 months 25 days	3 years 3 months 25 days
Underlying number of shares ending	411,377	444,454	523,300	523,300
Average exercise price ending	$ 21.27	$ 20.56	$ 19.50	$ 19.50
Warrants A [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted
Average exercise price, granted
Underlying number of shares expirations	(33,077)	(78,846)
Average exercise price, expired	$ 13.00	$ 13.00
Warrants B [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted
Average exercise price, granted
Underlying number of shares expirations
Average exercise price, expired